CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Ordinary Shares	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Preferred Stock	Treasury Stock	Previously Reported	Previously Reported Ordinary Shares	Previously Reported Accumulated Other Comprehensive Income (Loss)	Previously Reported Accumulated Deficit	Revision of Prior Period, Accounting Standards Update, Adjustment	Revision of Prior Period, Accounting Standards Update, Adjustment Accumulated Deficit
Balance at beginning of the period (in shares) at Dec. 31, 2018		217,526,425						1,646,223
Balance at beginning of the period at Dec. 31, 2018	$ 1,050,607	$ 1,677,510	$ 5,358	$ (632,261)			$ 1,050,607	$ 1,677,510	$ 5,358	$ (632,261)
Increase (Decrease) in Shareholders' Equity
Shares subject to Redemption	(64,157)	(64,157)
Shares Issued During Period Value Tax Receivable Agreement	(264,000)
Shares Issued During Period Value Settlement Of Tax Receivable Agreement	64,000	$ 64,000
Issuance of ordinary shares, net (in shares)		1,597,691
Stock Issued During Period, Value, New Issues	1,582	$ 1,582
Merger recapitalization (in shares)		87,749,999
Stock Issued During Period, Value, Merger Recapitalization	678,054	$ 678,054
Share-based award activity	51,383	$ 51,383
Net loss	(258,633)			(258,633)
Other Comprehensive Income (Loss), Net of Tax	(10,237)		(10,237)	0
Balance at end of the period (in shares) at Dec. 31, 2019		306,874,115
Balance at end of the period at Dec. 31, 2019	1,248,599	$ 2,144,372	(4,879)	(890,894)							$ (9,319)	$ (9,319)
Increase (Decrease) in Shareholders' Equity
Stock Issued During Period, Shares, Warrants Exercised		28,880,098
Stock Issued During Period, Value, Warrants Exercised	$ 277,526	$ 277,526
Exercise of Private Placement Warrants (in shares)	(274,000)	274,000
Exercise of Private Placement Warrants	$ 4,124
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		12,042,862
Stock Issued During Period, Value, Stock Options Exercised	2,122	$ 2,122
Vesting of Restricted Stock Units		289,641
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited		(7,297,396)
Shares Issued, Value, Share-based Payment Arrangement, Forfeited	(33,056)	$ (33,056)
Issuance of ordinary shares, net (in shares)		265,266,278
Stock Issued During Period, Value, New Issues	7,558,774	$ 7,558,774
Share-based award activity	35,422	$ 35,422
Treasury Stock, Shares, Acquired						(6,325,860)
Treasury Stock, Common, Value	(196,038)					$ (196,038)
Net loss	(350,625)
Other Comprehensive Income (Loss), Net of Tax	497,261		497,261	0
Balance at end of the period (in shares) at Dec. 31, 2020		606,329,598
Balance at end of the period at Dec. 31, 2020	$ 9,034,790	$ 9,989,284	492,382	(1,250,838)
Treasury Stock, Shares, Ending Balance at Dec. 31, 2020	6,325,860					6,325,860
Treasury Stock, Value, Ending Balance at Dec. 31, 2020						$ (196,038)
Increase (Decrease) in Shareholders' Equity
Shares Issued During Period Value Tax Receivable Agreement	$ 264,600
Exercise of Private Placement Warrants (in shares)	212,174	212,174
Exercise of Private Placement Warrants	$ 3,592
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		3,057,008
Stock Issued During Period, Value, Stock Options Exercised	18,562	$ 18,562
Vesting of Restricted Stock Units		991,759
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited		(1,693,274)
Shares Issued, Value, Share-based Payment Arrangement, Forfeited	(24,892)	$ (24,892)
Issuance of ordinary shares, net (in shares)		257,359,494			14,375,000
Stock Issued During Period, Value, New Issues		$ 6,980,615			$ 1,392,616
Share-based award activity	56,134	$ 56,134
Treasury Stock, Shares, Acquired						(183,782,279)
Treasury Stock, Common, Value	(5,211,521)					$ (5,211,521)
Treasury Stock, Shares, Retired		(183,782,279)				183,782,279
Treasury Stock, Retired, Cost Method, Amount	(5,211,521)	$ (5,211,521)				$ 5,211,521
Issuance of treasury shares, net (in shares)						(5,778,724)
Issuance of treasury shares, net	137,415			(41,667)		$ 179,082
Common Stock Dividends, Shares		664,730
Preferred Stock Dividends, Income Statement Impact	(25,367)	$ 16,141		(41,508)
Net loss	(270,448)			(270,448)
Other Comprehensive Income (Loss), Net of Tax	(165,627)		(165,627)
Balance at end of the period (in shares) at Dec. 31, 2021		683,139,210			14,375,000
Balance at end of the period at Dec. 31, 2021	$ 11,925,869	$ 11,827,915	$ 326,755	$ (1,604,461)	$ 1,392,616
Treasury Stock, Shares, Ending Balance at Dec. 31, 2021	547,136					547,136
Treasury Stock, Value, Ending Balance at Dec. 31, 2021						$ (16,956)